Long-term Debt - Schedule of Debt (Table) (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2023	Apr. 20, 2022	Aug. 17, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Balance at January 1, 2022	$ 1,417,341	$ 1,380,648	$ 1,380,648	$ 1,380,648
Prepaid				340,943
Repaid				146,231
Balance at December 31, 2022				1,417,341
New Loans				$ 523,867
8-year term loan [Member]
Debt Instrument [Line Items]
Origination Date				2011
Original Amount				$ 73,600
Balance at January 1, 2022	0	54,453	54,453	54,453
Prepaid				48,046
Repaid				6,407
Balance at December 31, 2022				$ 0
6-year term loan [Member]
Debt Instrument [Line Items]
Origination Date				2014
Original Amount				$ 193,239
Balance at January 1, 2022	25,973	28,447	28,447	28,447
Repaid				2,474
Balance at December 31, 2022				$ 25,973
8-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date				2014
Original Amount				$ 39,954
Balance at January 1, 2022	32,322	34,911	34,911	34,911
Repaid				2,589
Balance at December 31, 2022				$ 32,322
7-year term loan [Member]
Debt Instrument [Line Items]
Origination Date				2015
Original Amount				$ 35,190
Balance at January 1, 2022	0	24,193	24,193	24,193
Prepaid				21,993
Repaid				2,200
Balance at December 31, 2022				$ 0
7-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date				2015
Original Amount				$ 39,900
Balance at January 1, 2022	0	18,136	18,136	18,136
Prepaid				16,322
Repaid				1,814
Balance at December 31, 2022				$ 0
7-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date				2015
Original Amount				$ 44,800
Balance at January 1, 2022	24,000	27,200	27,200	27,200
Repaid				3,200
Balance at December 31, 2022				$ 24,000
12-year term loan [Member]
Debt Instrument [Line Items]
Origination Date				2016
Original Amount				$ 309,824
Balance at January 1, 2022	79,122	187,929	187,929	187,929
Prepaid				87,306
Repaid				21,501
Balance at December 31, 2022				$ 79,122
71/2-year term loan [Member]
Debt Instrument [Line Items]
Origination Date				2017
Original Amount				$ 85,000
Balance at January 1, 2022	56,666	62,333	62,333	62,333
Repaid				5,667
Balance at December 31, 2022				$ 56,666
6-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date				2018
Original Amount				$ 80,000
Balance at January 1, 2022	0	54,117	54,117	54,117
Prepaid				54,117
Balance at December 31, 2022				$ 0
5-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date				2018
Original Amount				$ 44,000
Balance at January 1, 2022	0	21,683	21,683	21,683
Prepaid				21,683
Balance at December 31, 2022				$ 0
8-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date				2018
Original Amount				$ 82,752
Balance at January 1, 2022	70,110	74,707	74,707	74,707
Repaid				4,597
Balance at December 31, 2022				$ 70,110
5-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination Date				2018
Original Amount				$ 62,500
Balance at January 1, 2022	41,500	47,500	47,500	47,500
Repaid				6,000
Balance at December 31, 2022				$ 41,500
6-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 88,150
Balance at January 1, 2022	0	52,088	52,088	52,088
Prepaid				47,730
Repaid				4,358
Balance at December 31, 2022				$ 0
5-year term loan 6 [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 38,250
Balance at January 1, 2022	11,544	20,013	20,013	20,013
Prepaid			3,301	3,301
Repaid				5,168
Balance at December 31, 2022				$ 11,544
4-year term loan [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 26,000
Balance at January 1, 2022	13,000	15,600	15,600	15,600
Repaid				2,600
Balance at December 31, 2022				$ 13,000
7-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 56,352
Balance at January 1, 2022	50,716	53,534	53,534	53,534
Repaid				2,818
Balance at December 31, 2022				$ 50,716
10-year term loan [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 54,387
Balance at January 1, 2022	48,169	51,180	51,180	51,180
Repaid				3,011
Balance at December 31, 2022				$ 48,169
7-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 72,000
Balance at January 1, 2022	57,600	62,400	62,400	62,400
Repaid				4,800
Balance at December 31, 2022				$ 57,600
5-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 71,036
Balance at January 1, 2022	54,449	59,531	59,531	59,531
Repaid				5,082
Balance at December 31, 2022				$ 54,449
5-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 36,000
Balance at January 1, 2022	28,800	31,200	31,200	31,200
Repaid				2,400
Balance at December 31, 2022				$ 28,800
5-year term loan 9 [Member]
Debt Instrument [Line Items]
Origination Date				2019
Original Amount				$ 35,000
Balance at January 1, 2022	25,454	28,636	28,636	28,636
Repaid				3,182
Balance at December 31, 2022				$ 25,454
5-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination Date				2020
Original Amount				$ 16,800
Balance at January 1, 2022	9,555	12,285	12,285	12,285
Repaid				2,730
Balance at December 31, 2022				$ 9,555
2-year term loan [Member]
Debt Instrument [Line Items]
Origination Date				2020
Original Amount				$ 27,750
Balance at January 1, 2022	0	27,750	27,750	27,750
Prepaid				27,750
Balance at December 31, 2022				$ 0
5-year term loan 11 [Member]
Debt Instrument [Line Items]
Origination Date				2020
Original Amount				$ 70,000
Balance at January 1, 2022	44,871	56,088	56,088	56,088
Repaid				11,217
Balance at December 31, 2022				$ 44,871
5-year term loan 12 [Member]
Debt Instrument [Line Items]
Origination Date				2020
Original Amount				$ 40,000
Balance at January 1, 2022	33,582	36,069	36,069	36,069
Repaid				2,487
Balance at December 31, 2022				$ 33,582
6-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date				2020
Original Amount				$ 37,500
Balance at January 1, 2022	31,821	34,473	34,473	34,473
Repaid				2,652
Balance at December 31, 2022				$ 31,821
5-year term loan 13 [Member]
Debt Instrument [Line Items]
Origination Date				2020
Original Amount				$ 47,000
Balance at January 1, 2022	27,300	36,400	36,400	36,400
Repaid				9,100
Balance at December 31, 2022				$ 27,300
5-year term loan 14 [Member]
Debt Instrument [Line Items]
Origination Date				2021
Original Amount				$ 44,500
Balance at January 1, 2022	28,318	36,409	36,409	36,409
Repaid				8,091
Balance at December 31, 2022				$ 28,318
5-year term loan 15 [Member]
Debt Instrument [Line Items]
Origination Date				2021
Original Amount				$ 26,000
Balance at January 1, 2022	24,000	26,000	26,000	26,000
Repaid				2,000
Balance at December 31, 2022				$ 24,000
4-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date				2021
Original Amount				$ 38,000
Balance at January 1, 2022	22,974	38,000	38,000	38,000
Prepaid		12,695		12,695
Repaid				2,331
Balance at December 31, 2022				$ 22,974
4-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date				2021
Original Amount				$ 48,750
Balance at January 1, 2022	41,750	48,750	48,750	48,750
Prepaid	41,750
Repaid				7,000
Balance at December 31, 2022				$ 41,750
7-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date				2021
Original Amount				$ 74,500
Balance at January 1, 2022	74,500	18,633	18,633	18,633
Balance at December 31, 2022				74,500
New Loans				$ 55,867
5-year term loan 16 [Member]
Debt Instrument [Line Items]
Origination Date				2022
Original Amount				$ 62,000
Balance at January 1, 2022	59,250	0	0	0
Repaid				2,750
Balance at December 31, 2022				59,250
New Loans				$ 62,000
6-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date				2022
Original Amount				$ 67,500
Balance at January 1, 2022	63,000	0	0	0
Repaid				4,500
Balance at December 31, 2022				63,000
New Loans				$ 67,500
5-year term loan 17 [Member]
Debt Instrument [Line Items]
Origination Date				2022
Original Amount				$ 25,200
Balance at January 1, 2022	23,695	0	0	0
Repaid				1,505
Balance at December 31, 2022				23,695
New Loans				$ 25,200
8-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date				2022
Original Amount				$ 14,800
Balance at January 1, 2022	14,800	0	0	0
Balance at December 31, 2022				14,800
New Loans				$ 14,800
5-year term loan 18 [Member]
Debt Instrument [Line Items]
Origination Date				2022
Original Amount				$ 42,000
Balance at January 1, 2022	42,000	0	0	0
Balance at December 31, 2022				42,000
New Loans				$ 42,000
6-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date				2022
Original Amount				$ 67,500
Balance at January 1, 2022	67,500	0	0	0
Balance at December 31, 2022				67,500
New Loans				$ 67,500
5-year term loan 19 [Member]
Debt Instrument [Line Items]
Origination Date				2022
Original Amount				$ 189,000
Balance at January 1, 2022	$ 189,000	$ 0	$ 0	0
Balance at December 31, 2022				189,000
New Loans				$ 189,000